LOSSES PER SHARE - Summary of computation of basic and diluted earnings per share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 CNY (¥) ¥ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 CNY (¥) ¥ / shares shares	Sep. 30, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Q&K International Group Limited	¥ (498,242)	$ (69,705)	¥ (499,859)	¥ (245,475)
Deemed dividend	(307,389)	(43,005)	(135,545)	(58,763)
Net loss attributable to ordinary shareholders—basic and diluted	¥ (805,631)	$ (112,710)	¥ (635,404)	¥ (304,238)
Denominator:
Weighted average ordinary shares outstanding—basic and diluted	430,450,490	430,450,490	409,403,915	354,861,449
Net loss per share—basic and diluted | (per share)	¥ (1.87)	$ (0.26)	¥ (1.55)	¥ (0.86)